Accounts payable and other liabilities (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and other liabilities [abstract]
Accounts and notes payable	¥ 14,683,707,000	¥ 15,496,475,000
Payables to contractors for construction	12,353,097,000	14,491,632,000
Retention payables to contractors	1,557,737,000	2,008,106,000
Amounts received in advance	0	1,504,926,000
Accrued interests	1,152,767,000	947,302,000
Others	5,391,372,000	4,451,691,000
Total	35,138,680,000	38,900,132,000	[1]
Notes payable secured by notes receivable	¥ 0	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).